UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

15 Eastlake Road,  Mt. Pleasant, SC

 29464

(Address of principal executive offices)

(Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code:

(843) 388-6686

Date of fiscal year end:

October 31

Date of reporting period: October 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

Reports to Stockholders.

ANNUAL LETTER TO SHAREHOLDERS
FOR THE YEAR ENDING OCTOBER 31, 2007

Dear Shareholder,

Welcome to our 7th year-end Shareholder letter.  And what a year it has been!  From the sub-prime mortgage meltdown to the Federal Reserve lowering both the Fed Funds Rate and the Discount Window Rate to another all time high in most major market indexes, we saw commodities being bid up to record levels by economies once thought to be third world but now fully engaged developing, growing economies.  And, lest we forget, a U.S. dollar falling to levels we have not seen in years.  Those are just a few of the major headlines in the financial press.  The underlying stories that have developed are too many to mention here but, as we all know, 2007 was not lacking financial drama!

Most importantly, SATMX had a solid fiscal year, returning 17.94% for the twelve months ending October 31st, 2007.  Asset flows were solid as well, as net assets grew from $122 million to $161 million!  We certainly need to take a moment to thank all of the shareholders for your continued confidence in our ability to manage your micro cap equity allocation.

I am very pleased to announce that we also added two investment professionals to the team this year: Robert Johnson and Jeff MacCune.

For over 40 years, Robert Johnson has established a distinguished and successful career in the investment industry.  Mr. Johnson’s career includes employment with Putnam Management, Smith Barney, Wood Struthers & Winthrop, First Boston Corp, BZW and Credit Lyonnaise.  Most recently, Mr. Johnson was employed at Adams Harkness & Hill which was recently acquired by Canaccord and subsequently named Canaccord Adams.  Mr. Johnson’s responsibilities at Adams Harkness & Hill included Institutional Sales coverage of a wide and distinguished group of Institutional Asset Management firms in Boston, New York, San Francisco, and Montreal.  Further, Mr. Johnson’s responsibilities included management of the Institutional Research and Sales morning meetings, coordinating the flow and prioritizing the firm’s daily research call activity.  Mr. Johnson was also the founder of the Boston-based Downtown Discussion Club, which he ran for over 30 years, and is a member of the Boston Society of Securities Analysts.  Mr. Johnson joins Satuit Capital Management, LLC as Senior Equity Analyst.  Mr. Johnson’s responsibilities include research and investment for the Energy, Financial, and Basic Industry sectors.

Jeffrey MacCune, the Director of Equity Trading and Operations, has over eighteen years of investment experience.  He is responsible for overseeing and executing all equity transactions made on behalf of the firm.  Prior to joining the firm in 2007, Mr. MacCune was Co-Manager of Equity Trading with Boston Institutional Services.  Mr. MacCune began his career as Vice President of Institutional Equities at Lehman Brothers and also worked at Deutsche Bank as a Vice President Institutional Sales Trader and W.R. Hambrecht as a Senior Sales Trader.  Mr. MacCune holds a Bachelors of Science Degree in Business Economics from Merrimack College and holds Series 7, 24, and 63 licenses from the Financial Industry Regulatory Authority.  He is also a member of the Boston Securities Traders Association.

We are looking forward to their contribution to returns and the growth of SATMX!

As we begin our eighth year with our Micro Cap strategy SATMX, I would like to address what is always a hot investment topic: the relative performance of Micro/Small Cap versus Large Cap.  The most frequently asked questions I get are 1) “Is the Micro/Small Cap cycle over”? And 2) “why an allocation to a Micro Cap strategy?” I answer both of these questions by outlining 3 themes:  diversification, relative valuation, and economic cycle.

With respect to diversification, the financial press and Wall Street strategists have, at the beginning of the last seven years, predicted the end of the Micro/Small Cap out performance cycle (relative to Large Cap).  One of these days they may be correct! My response to their prediction: it’s not about the “trade” from Micro/Small to Large or vice versa.  It’s about the allocation.  Over the long term, a properly allocated portfolio that is well diversified across Large, Mid, Small, and Micro Cap strategies, bonds, international, and cash, should outperform a non-diversified portfolio.

Valuation is a key component to our long term returns.  The universe of $500 million of market cap and less companies (Micro Cap) can reach over 5000.  The investment philosophy and investment process of SATMX favor companies that, in general, have an attractive relative valuation with the potential for above-average earnings growth rates.  Thus, the portfolio is well diversified with an attractive relative valuation and holds companies that have above-average earnings per share growth.

Regarding the economic cycle, much has been written about the performance of smaller, U.S. domestic companies as the economy moves out of an expansionary phase and into a slower, even recessionary economy.  It’s obvious that the hottest investment topic is whether or not the U.S economy is going into a recession in 2008.  Frankly, we’re not concerned.  The investment philosophy and process of SATMX is to be invested in companies with reasonable forward valuations and above average earnings per share growth rates.  Slower economic growth may hinder short-term returns but longer-term returns should be robust.  Further, since 1945, economic recessions last on average nine months.  Economic expansions last on average sixty months.  We’ll focus our attention to the entire cycle not just the weaker seventeen percent of the time.  However, we decided to examine recessionary periods.  We used Center for Research in Securities Pricing data from the University Of Chicago (CRSP) and calculated annualized returns during recessionary periods from 1945 to 2001.  Our results are presented in the table below.

Annualized Returns

Recessionary Periods	Duration Months	Micro Cap Return	Small Cap Return	Mid Cap Return	Large Cap Return
Dec. 48 to Sep. 49	10	6.79%	9.72%	15.65%	15.09%
Jul. 53 to Apr. 54	10	8.10%	10.90%	22.32%	30.50%
Sep. 57 to Mar. 58	7	(6.84%)	(6.55%)	0.29%	(9.07%)
May 60 to Jan. 61	9	14.51%	19.31%	26.31%	22.57%
Jan. 70 Oct 70	10	(26.40%)	(22.49%)	(16.14%)	(9.59%)
Dec. 73 to Feb. 75	14	(4.65%)	(3.43%)	(0.93%)	(10.31%)
Feb. 80 to June 80	5	(16.26%)	(6.40%)	4.59%	7.43%
Aug. 81 to Oct. 82	14	5.14%	7.79%	8.86%	6.58%
Aug. 90 to Apr. 91	9	7.88%	11.29%	17.68%	11.28%
Apr. 01 to Nov. 01	8	26.94%	17.23%	8.52%	(2.67%)

Recessionary Periods	Duration Months	Micro Cap Return	Small Cap Return	Mid Cap Return	Large Cap Return
Mean	9.6	1.52%	3.74%	8.72%	6.18%
Pre Feb. 80	10	(1.42%)	1.24%	7.92%	6.53%
Post Feb. 80--(last 4)	9	5.93%	7.48%	9.91%	5.66%
Last 3	10.33	13.32%	12.10%	11.69%	5.06%
Last 2	8.5	17.41%	14.26%	13.10%	4.31%
Last 1	8	26.94%	17.23%	8.52%	(2.67%)

The return data speaks volumes for the allocation to Micro Cap and Small Cap strategies as during the last three recessionary periods, Micro Cap and Small Cap stocks outperformed both Mid and Large Cap.  Our conclusion? Don’t forget about your Micro Cap and Small Cap allocations!

LOGO

A picture being worth a thousand words, above is the performance chart of SATMX returns for the period ending October 31, 2007 versus our most relevant benchmarks, the Russell 2000 and the Russell Micro Cap Index.

We believe SATMX’s return of 17.94% for the year ending October 31, 2007, as compared to the returns of the S & P 500 and the Russell 2000 Indexes of 12.44% and 7.98%, respectively, is attributable to several factors.  First, our stock selection process focuses on bottom up fundamental analysis.  We view the holdings individually to create a well diversified portfolio of Micro Cap securities.  Second, throughout the year we were heavily weighed in the Energy Sector compared to the indexes, which contributed significantly to our out performance of the benchmarks.  Third, we were underweight securities in the Financial Sector during the year and that enabled out performance of the benchmarks as well.

One of the most frequently asked questions we get is, “to what do we attribute your long term performance”? Is it stock selection, sector allocation, strategic allocations, tactical allocations? Our answer is this: We believe that companies that have an attractive valuation with above average expected earnings growth will out perform the market over the long term.  We identify those companies using a proprietary screening process and then apply rigorous bottom up fundamental analysis on those companies.  We have stuck to this process for seven years.  We are focused on and disciplined to our investment philosophy and process and will not alter what we do to meet short term market swings.  Our investors can rest assured that the investment philosophy and process we used on December 12, 2000 is the same investment philosophy and process we used on December 12, 2007 and will be the same investment philosophy and process we will be using on December 12, 2020.

Finally, let us once again thank our shareholders for their continued support and confidence!

Sincerely,

Robert J. Sullivan
Portfolio Manager, SATMX
Chief Investment Officer, Satuit Capital Management, LLC

LOGO

LOGO

Satuit Small Cap Fund

Comparison of the Change in Value of a $10,000 Investment in the Satuit Small Cap Fund, the Russell 2000 Index and the S&P 500.

Satuit Small Cap Fund
Average Annual Total Returns (a)
(for periods ended October 31, 2007)
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$4,000
$3,000
$2,000
$1,000
3/01/2000
10/31/2000
4/30/2001
10/31/2001
4/30/2002
10/31/2002
4/30/2003
10/31/2003
4/30/2004
10/31/2004
4/30/2005
10/31/2005
4/30/2006
10/31/2006
4/30/2007
10/31/2007
Satuit Small Cap Fund ($4,103)
Russell 2000 Index ($14,267)
S&P 500 Index ($12,638)

	1 Year	Since Inception
Satuit Small Cap Fund *	16.81%	(10.99)%
Russell 2000 Index **	9.55%	4.75%
S&P 500 **	14.56%	3.11%

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

* Initial public offering of shares was March 1, 2000.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. They are widely recognized unmanaged indices representative of broader markets and ranges of securities than are found in the Fund's portfolio. Individuals cannot invest directly in an index.

This chart assumes an initial investment of $10,000 made on March 1, 2000. Past performance doesn't guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, maybe worth more or less then their original cost. All returns reflect reinvested dividends but do not reflect the impact of taxes.

	Class A Shares			Class C Shares
	Total Return One Year Ended 10-31-07	Average Annual Return		Total Return One Year Ended 10/31/2007	Average Annual Return Since Inception 04-21-04 to 10/31/2007
		Five Years Ended 10/31/2007	Since Inception 12-12-00 to 10-31-07
Fund:	11.16%	22.90%	18.77%	17.70%	62.11%
Fund, excluding sales charge:	17.94%	24.36%	19.80%	N/A	N/A
S&P 500:	12.44%	11.83%	1.79%	12.44%	37.83%
Russell 2000:	7.98%	17.26%	8.31%	7.98%	41.97%

The S & P 500 Index is a market-value weighted index that tracks 500 companies in leading industries such as transportation, utilities, financial services, cyclicals & consumer products.

The Russell 2000 Index is a market capitalization index that measures the performance of 2000 small-cap stocks in various industries.

(The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

Past performance does not predict future performance.  The graph and table above do not reflect the taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SATUIT CAPITAL MICRO CAP FUND

Fund Expenses

A.

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs:  (1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2007 and held for the six months ended October 31, 2007.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

CLASS A	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During the Period* May 1, 2007 through October 31, 2007
Actual	$1,000	$1,104.69	$10.34
Hypothetical (5% return before expenses)	$1,000	$1,015.25	$9.91

*

Expenses are equal to the Fund’s annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

CLASS C	Beginning Account Value May 1, 2007	Ending Account Value October 31, 2007	Expenses Paid During the Period* May 1, 2007 through October 31, 2007
Actual	$1,000	$1,100.56	$14.30
Hypothetical (5% return before expenses)	$1,000	$1,011.50	$13.69

*

Expenses are equal to the Fund’s annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

B.

Portfolio Holdings, by Sector, as Percentage of Net Assets

LOGO

SATUIT CAPITAL MICRO CAP FUND

SCHEDULE OF INVESTMENTS

October 31, 2007

Number of Shares	Security Description	% of Net Assets	Market Value
	Common Stocks:	75.39%

	Aerospace/Defense:	1.61%
65,200	Ducommun, Inc.*		$ 2,590,396

	Commercial Services:	2.19%
102,400	51 Job Inc. ADR* +		2,282,496
38,700	Team, Inc.*		1,245,753
			3,528,249
	Computer Software/Storage:	6.73%
178,900	American Software Class A		1,450,879
123,000	Digi International Inc.*		1,972,920
33,100	Faro Technologies*		951,956
219,800	Intervoice, Inc.*		2,154,040
93,600	JDA Software Group*		2,336,256
74,700	Omnicell, Inc.* +		1,972,080
			10,838,131
	Electronic/Equipment:	6.68%
32,500	American Science & Engineering Inc.		1,964,300
119,700	Comtech Group, Inc.*		2,574,747
113,200	Cypberoptics Corp.*		1,416,132
701,000	RAE Systems Inc.* +		2,110,010
162,100	Taser International Uts* +		2,698,965
			10,764,154
	Energy:	1.33%
26,800	Dawson Geophysical Co.* +		2,138,908

	Financial:	5.15%
98,100	Amerisafe Inc.* +		1,586,277
53,500	Amtrust Financial		746,325
45,250	Asta Financial+		1,608,185
133,750	Castlepoint Hldgs. F+		1,558,188
40,700	City Bank Lynnwood WA+		974,765
259,100	Specialty Underwriter*		1,826,655
			8,300,395

	Food:	0.05%
13,300	G. Willi-Food International Ltd.*		$75,677

	Healthcare:	5.66%
37,200	American Physicians+		738,792
311,234	Biosphere Medical Inc.* +		1,356,980
48,800	Omrix Biopharmaceuticals, Inc.* +		1,700,192
304,600	Orchid Cellmark, Inc.*		1,693,576
503,900	PHC, Inc.--Class A*		1,506,661
131,600	Sun Healthcare Group* +		2,125,340
			9,121,541

	Industrial:	2.33%
43,200	Dxp Enterprises, Inc.* +		2,048,544
30,000	Hurco Companies* +		1,713,000
			3,761,544

	Internet:	2.16%
128,193	Interwoven, Inc.*		1,819,059
198,000	S1 Corporation*		1,667,160
			3,486,219

	Manufacturing:	3.77%
177,400	Aceto Corp.		1,559,346
104,400	Anika Therapeutics, Inc.*		1,961,676
171,700	Landec Corp.*		2,551,462
			6,072,484

	Metal Processor:	1.68%
49,200	Dynamic Materials Co.+		2,706,984

	Oil & Gas:	14.06%
63,800	Arena Resources, Inc.* +		2,329,338
33,900	Flotek Industries, Inc.* +		1,722,120
33,400	Gulfmark Offshore, Inc.* +		1,555,772
102,400	Gulport Energy Corp.*+		2,267,136
65,300	Interoil Corporation*		1,518,878
84,200	Mitcham Industries* +		1,830,508
7,300	Natco Group Inc.--A*		389,163
103,500	Natural Gas Services Group*		1,917,855
38,400	Parallel Petroleum* +		786,048
500,000	Particle Drilling Technologies* +		1,665,000
193,965	T.G.C. Industries* +		2,149,132
55,200	T-3 Energy Service Inc.*		2,623,104
164,000	Txco Resources, Inc.* +		1,904,040
			22,658,094

	Retail:	1.04%
165,300	Sport Supply Group Inc.		$1,674,489

	Semi-conductors:	2.98%
153,700	02Micro International Limited ADR*		2,668,232
85,500	Silicon Motion ADR* +		2,137,500
			4,805,732

	Tech:	5.38%
132,000	Aspen Technology Inc.*		2,302,080
103,900	NCI, Inc.*		1,988,646
139,528	Radiant Systems * +		2,277,097
58,147	Universal Electronics, Inc.* +		2,099,107
			8,666,930

	Telecommunications:	4.88%
45,500	China Med Tech ADR+		2,122,575
95,800	CPI International*		1,946,656
137,200	Globecomm Systems*		2,118,368
146,000	WPCS International*		1,671,700
			7,859,299

	Transportation:	7.71%
103,000	Paragon Shipping Inc.--Class A+		2,583,240
88,303	Providence & Worcester Railroad Co.+		1,682,172
110,900	Quintana Maritime+		3,099,655
89,300	Stealthgas, Inc.		1,620,795
54,800	TBS International Lstd--A*		3,443,632
			12,429,494

	Total Common Stocks: (cost $92,825,930)		121,478,720

Par Value	Security Description	% of Net Assets	Market Value
	Short Term Investments:	45.76%
1,076,269	Repurchase Agreement** (Bear Stearns Repurchase agreement 2.4687% due 11/1/07, dated 10/31/07, maturity value $1,076,342, (collateralized by $1,145,000 United States Treasury Bonds, stripped of the coupon payments, due 8/15/08, valued at $1,111,016) (cost $1,076,269)	0.67%	1,076,269
33,058,572	Repurchase Agreement** (Bear Stearns Repurchase agreement 4.9375% due 11/1/07, dated 10/31/07, maturity value $33,063,106, (collateralized by 90,215,000 United States Treasury Bonds, stripped of the coupon payments, due 5/15/2037, valued at $22,500,523; 2,903,000 United States Treasury Securities, stripped of the coupon payments, due 2/15/2026, valued at $1,192,494; and 10,645,000 United States Treasury Bill, stripped of the coupon payments, due 8/15/08, value 10,329,056) (cost $33,058,572)	20.51%	$33,058,572
39,607,790	Repurchase Agreement** (Bear Stearns Repurchase agreement 4.5500% due 11/1/07, dated 10/31/07, maturity value $39,612,796, (collateralized by 49,410,000 United States Treasury Bonds, stripped of the coupon payments, due 8/15/2029, valued at $17,366,133 and 93,785,000 United States Treasury Bond, stripped of the coupon payments, due 5/15/2037 valued at $23,390,917) (cost $39,607,790)	24.58%	39,607,790
	Total short term investments:

	(cost $73,742,631)		73,742,631

	Total Investments:
	(Cost: $166,568,561)	121.15%	$ 195,221,351
	Liabilities in excess of other assets	(21.15%)	(34,079,705)

	Net Assets	100.00%	$ 161,141,646

*  Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet.)

+  A portion of the shares held are on loan at October 31, 2007 as part of the Fund’s security lending program.  Total Market Value of loaned securities at October 31, 2007 was $33,707,288.  (see Note 4).

**  Collateral for loaned securities.  (see Note 4).

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007

ASSETS
Investments at value (identified cost of $92,825,930 including $33,707,288 of market value of loaned securities) (Note 4)	$121,478,720
Repurchase agreements (identified cost of $73,742,631) (Note 1)	73,742,631
Total investments (identified cost of $166,568,561)	195,221,351
Interest receivable	72,618
Dividends receivable	6,796
Receivable for capital stock sold	131,139
Prepaid expenses	62,197
TOTAL ASSETS	195,494,101
LIABILITIES
Payable for collateral on loaned securities (Note 4)	34,134,841
Payable for capital stock redeemed	88,971
Accrued advisor fees	120,572
Other accrued expenses	8,071
TOTAL LIABILITIES	34,352,455
NET ASSETS	$161,141,646
Net Assets Consist of:
Paid in capital applicable to 5,340,379 shares of $.01 par value shares of beneficial interest outstanding	$126,019,844
Accumulated net realized gain (loss) on investments	6,469,012
Net unrealized appreciation (depreciation) of investments	28,652,790
NET ASSETS	$161,141,646
NET ASSET VALUE PER SHARE
Class A Shares
($157,916,540 / 5,231,649 shares outstanding; 15,000,000 authorized) (Note 2)	$30.18
MAXIMUM OFFERING PRICE PER SHARE ($30.18 X 100 / 94.25)	$32.02
Class C Shares
($3,225,106 / 108,730 shares outstanding; 10,000,000 authorized) (Note 2)	$29.66

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF OPERATIONS

Year ended October 31, 2007

INVESTMENT INCOME
Income
Dividend	$596,842
Interest	435,583
Income from securities loaned--net (Note 4)	332,712
Total investment income	1,365,137
EXPENSES
Investment advisory fees (Note 2)	1,765,086
Rule 12b-1 and servicing fees
Class A	346,248
Class C	27,075
Accounting fees (Note 2)	62,407
Administrative services (Note 2)	121,464
Custody fees	52,407
Registration fees (Note 2)	36,146
Transfer agent fees (Note 2)	180,655
Professional fees	66,980
Shareholder services (Note 2)	200,757
Miscellaneous	53,559
Compliance fees	10,130
Trustee fees	14,943
Total expenses	2,937,857
Advisor fee waiver (Note 2)	(162,223)
Net expenses	2,775,634
Net investment income (loss)	(1,410,497)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	8,779,684
Change in net unrealized appreciation/depreciation on investments	16,293,069
Net realized and unrealized gain (loss) on investments	25,072,753
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$23,662,256

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year ended October 31, 2007	Year ended October 31, 2006
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income (loss)	$ (1,410,497)	$ (570,649)
Net realized gain (loss) on investments	8,779,684	(900,175)
Change in net unrealized appreciation/depreciation on investments	16,293,069	9,056,226
Increase in net assets from operations	23,662,256	7,585,402
DISTRIBUTIONS TO SHAREHOLDERS
Net realized gain
A Class	--	(1,950,161)
C Class	--	(53,591)
Decrease in net assets from distributions	--	(2,003,752)
Capital share transactions (Note 6)
Shares sold
A Class	51,636,504	106,910,018
C Class	886,476	1,919,882
Distributions reinvested
A Class	--	1,899,828
C Class	--	53,591
Shares redeemed
A Class	(37,128,794)	(13,810,945)
C Class	(534,948)	(159,758)
Increase in net assets from capital share transactions	14,859,238	96,812,616
NET ASSETS
Increase during year	38,521,494	102,394,266
Beginning of year	122,620,152	20,225,886
END OF YEAR	$161,141,646	$122,620,152

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class A Shares					Class C Shares
	Year ended October 31,					Year ended October 31,			Period ended October 31,
	2007	2006	2005	2004	2003	2007	2006	2005	2004*
Net Asset Value,
Beginning of Period	$25.59	$ 23.41	$ 20.63	$ 18.69	$ 11.67	$ 25.20	$ 23.23	$ 20.64	$ 20.74
Investment activities
Net investment income (loss)	(0.26)	(0.12)	(0.28)	(0.34)	(0.34)	(0.45)	(0.23)	(0.33)	(0.21)
Net realized and unrealized gain (loss) on investments	4.85	4.44	3.90	$ 2.57	$ 7.36	4.91	4.34	3.75	0.11
Total from investment activities	4.59	4.32	3.62	2.23	7.02	4.46	4.11	3.42	(0.10)
Distributions
Net realized gain	--	(2.14)	(0.84)	(0.29)	--	--	(2.14)	(0.83)	--

Net Asset Value, End of Period	$30.18	$ 25.59	$ 23.41	$ 20.63	$ 18.69	$ 29.66	$ 25.20	$ 23.23	$ 20.64

Ratios/Supplemental Data
Total Return	17.94%	19.39%	17.81%	10.69%	60.15%	17.70%	18.58%	16.26%	(0.48%)
Ratio to average net assets
Expenses	2.06%	2.30%	2.85%	3.10%	4.04%	2.81%	3.05%	3.60%	4.06%**
Expenses, net of reimbursements and fee waivers (Note 2)	1.95%	1.95%	1.95%	2.54%	2.80%	2.70%	2.70%	2.70%	2.99%**
Net investment loss, excluding reimbursements and fee waivers	(1.09%)	(1.31%)	(2.21%)	(2.93%)	(3.61%)	(1.91%)	(2.06%)	(2.96%)	(4.60%)**
Net investment loss	(0.98%)	(0.95%)	(1.31%)	(2.36%)	(2.37%)	(1.80%)	(1.70%)	(2.06%)	(3.53%)**
Portfolio turnover rate	141.91%	154.38%	183.57%	147.71%	122.31%	141.91%	154.38%	183.57%	147.71%
Net assets, end of period (000’s)	$157,917	$120,182	$19,664	$16,588	$ 8,628	$ 3,225	$ 2,438	$562	$93

*

Commencement of operation of Class C shares was April 21, 2004.

**

Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS

October 31, 2007

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Satuit Capital Micro Cap Fund (the “Fund”) is a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company.  The Fund was established December 12, 2000 as a series of SCMT.  The Fund currently offers two Classes of shares (Class A and Class C).  The objective of the Fund is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation.  The Fund’s securities are valued at current market prices.  Investments traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price.  In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees.  Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost.  Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation.  Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund.  Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value.  Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.  Portfolio securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate.  If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Board of Trustees believes reflects fair value.

In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

Federal Income Taxes.  The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  Fin 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.  Management has concluded that as of October 31, 2007, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Security Transactions and Income.  Security transactions are accounted for on the trade date.  The cost of securities sold is determined generally on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Accounting Estimates.  In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Repurchase Agreements.  The fund has agreed to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at an agreed-upon time and price (“repurchase agreement”).  The financial institutions with whom the Fund enters into repurchase agreements are banks and broker/dealers which the advisor considers credit worthy pursuant to criteria approved by the Board.  The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest.  The advisor marks to market daily the value of the collateral, and, if necessary, requires the sellers maintain additional securities, to ensure that the value is not less than the repurchase price.  Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with disposition of the underlying securities.

Security Loans.  The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral.  The Fund also continues to receive interest or dividends on the securities loaned.  The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest.  Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

Class Net Asset Values and Expenses.  All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.  Each class bears different distribution expenses.  Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable to each class.

Reclassifications of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of the net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2007, the Fund decreased undistributed net investment loss by $1,410,497 and decreased accumulated realized gains by $1,410,497.

NOTE 2 - INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund.  Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets and for Class C shares to 2.70% of average Class C net through October 31, 2007.  For the year ended October 31, 2007, the Advisor earned fees of $1,765,086, of which $162,223 were waived.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor.  The Fund or the Advisor may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s A Class average daily net assets, and at the rate of 0.75% on the Fund’s C Class average daily net assets.  For the year ended October 31, 2007, there were $346,248 of 12b-1 fees incurred by Class A shares.

The Fund has also adopted a shareholder servicing plan for Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate up to 0.25% per annum of the average daily net assets of the Fund for the distributor’s role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts.  For the year ended October 31, 2007, there were $27,075 of distribution and servicing fees incurred by the Fund’s Class C shares.

The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) the reimbursement may not be made if it would cause the Fund’s annual expense limitation to be exceeded.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund.  The recoverable amount does not include fees voluntarily waived and expenses reimbursed prior to November 1, 2001.  The total amount of recoverable reimbursements as of October 31, 2007 was $504,548, and expire as follows:

2005	$136,422	Expires 2008
2006	205,903	Expires 2009
2007	162,223	Expires 2010
	$504,548

Commonwealth Shareholder Services, Inc. (“CSS”), an affiliate of the Advisor, is Administrator to the Fund and earned and received $121,464 for providing shareholder, recordkeeping, administrative, and blue-sky filing services for the year ended October 31, 2007.  Additionally, CSS received $4,065 and $1,245 of the $36,146 in registration fees and $200,757 in shareholder services fees, respectively, for hourly services provided to the Fund.

First Dominion Capital Corporation (“FDCC”), an affiliate of the Advisor, acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares.  Underwriting commissions and fees of $8,056 were received by FDCC in connection with the distribution of the Fund’s shares during the year ended October 31, 2007.  In addition, FDCC receives a contingent deferred sales charge (“CDSC”) of 2% for certain Class A Fund share redemptions occurring within 360 days of purchase and for certain Class C Fund share redemptions occurring within two years of purchase.  Shares redeemed subject to a CDSC will receive a lower redemption value per share.  For the year ended October 31, 2007, the CDSC for Fund shares redeemed was $93,072.

Fund Services, Inc. (“FSI”), an affiliate of the Advisor, is the Fund’s Transfer and Dividend Disbursing Agent.  FSI earned and received $180,655 for its services for the year ended October 31, 2007.

Commonwealth Fund Accounting (“CFA”), an affiliate of the Advisor, is the Fund’s Pricing Agent.  CFA earned and received $62,407 for its services for the year ended October 31, 2007.

Certain officers and/or an interested Trustee of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

NOTE 3 - INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended October 31, 2007 aggregated $187,218,167 and $206,903,153, respectively.

NOTE 4 - SECURITIES LENDING

The Fund participates in a securities lending program through its custodian.  The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets.  As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt at all times of no less than 102% of the value of the securities on loan, “marked-to-market” daily.  The borrower pays to the lender-Fund an amount equal to any dividends or interest received on securities lent.  The fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower.  Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment.  The Fund may also call such loans in order to sell the securities.  At October 31, 2007, securities valued at $33,707,288 were on loan to brokers.  For collateral, the Fund received shares of overnight repurchase agreements with Bear Stearns.  Income from securities lending amounted to $332,712 for the year ended October 31, 2007.  The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with regulations which may differ from accounting principles generally accepted in the United States of America.  These distribution differences primarily result from different treatments of wash sales.

The tax character of distributions paid during the year ended October 31, 2007 and the year ended October 31, 2006 was as follows:

	Year ended October 31, 2007	Year ended October 31, 2006
Distributions from ordinary income	$ --	$ 511,448
Distributions from long-term capital gains	--	1,492,304
Total distributions	$ --	$ 2,003,752

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$ 3,291,719
Accumulated net realized gain on investments	3,179,074
Unrealized appreciation	28,651,009
$ 35,121,802

The difference between book basis unrealized appreciation & depreciation is attributable to tax deferral of losses on wash sales.

As of October 31, 2007, cost for Federal Income tax purpose is $166,570,342 and net unrealized appreciation consists of:

Gross unrealized appreciation	$ 30,954,833
Gross unrealized depreciation	(2,303,824)
Net unrealized appreciation	$ 28,651,009

NOTE 6 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Class A Shares		Class C Shares
	Year ended October 31, 2007		Year ended October 31, 2007
	Shares	Value	Shares	Value
Shares sold	1,907,250	$ 51,636,504	32,150	$ 886,476
Shares reinvested	--	--	--	--
Shares redeemed	(1,372,106)	(37,128,794)	(20,139)	(534,948)
Net increase	535,144	$ 14,507,710	12,011	$ 351,528

	Class A Shares		Class C Shares
	Year ended October 31, 2006		Year ended October 31, 2006
	Shares	Value	Shares	Value
Shares sold	4,339,980	$106,910,018	75,627	$1,919,882
Shares reinvested	81,713	1,899,828	2,329	53,591
Shares redeemed	(565,019)	(13,810,945)	(5,406)	(159,758)
Net increase	3,856,674	$ 94,998,901	72,550	$1,813,715

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Satuit Capital Management Trust
Mt. Pleasant, South Carolina

We have audited the accompanying statement of assets and liabilities of the Satuit Capital Micro-Cap Fund, a series of Satuit Capital Management Trust (the “Trust”), including the schedule of portfolio investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four periods in the period then ended.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for the period ended October 31, 2003 were audited by other auditors, whose report dated November 19, 2003, expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Satuit Capital Micro-Cap Fund, as of October 31, 2007, and the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the four periods in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 31, 2007

SATUIT CAPITAL MICRO CAP FUND

SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the trustees and officers of the Fund is set forth below.  The names, addresses and ages of the trustees and officers of the Fund, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*).  The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen
Interested Trustee:
Robert J. Sullivan* 2807 Gaston Gate Mt. Pleasant, S.C. 29466 (1961)	Chairman of the Board, President and Treasurer since December 2000.	N/A

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

				N/A
Non-Interested Trustees:
Samuel Boyd, Jr. 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1940)	Trustee since October, 2002	1

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; a Trustee of The World Insurance Trust, a registered investment company, since May, 2002; and a Trustee of Janus Advisors Series Trust, a registered investment company, from 2003 to 2005.

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.

William E. Poist 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1939)	Trustee since November, 2003	1

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002. Mr. Poist is also a certified public accountant.

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.

Paul M. Dickinson 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1947)	Trustee since November 2003	1

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002

				The World Funds, Inc. -- 10 Funds; and The World Insurance Trust -- 1 Fund.

Anthony J. Hertl 8730 Stony Point Parkway Suite 205 Richmond, VA 23235 (1950)	Trustee since October, 2002	1

Consultant to small and emerging businesses since  2000. Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, N.Y. where he served in this capacity for four years. Mr. Hertl is a Certified Public Accountant.

				Z-Seven Fund Inc. -- 1 Fund; Northern Lights Fund Trust -- 13 Funds; Northern Lights Variable Trust -- 13 Funds; AdvisorOne Funds -- 16 Funds; and The India Select Fund -- 1 Fund.
Officers:
Peter L. Smith 8730 Stony Point Parkway, Suite 205 Richmond, VA 23235 (1932)	Chief Compliance Officer	N/A

Chief Compliance Officer, American Pension Investors Trust (investment company), and Chief Compliance Officer of Yorktown Management & Research Company, Inc. (investment adviser), since 2004; Chief Compliance Officer of Third Millennium Investment Advisors, LLC since 2005; Director of Compliance, AmeriMutual Funds Distributor from 2003 to 2006 and Senior Compliance Officer, Mutual Fund Services, FBR National Bank and Trust from 2002 to 2003.

				N/A

SATUIT CAPITAL MICRO CAP FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available without charge and upon request, by calling 1-800-567-4030 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-567-4030 or on the SEC’s website at www.sec.gov..  The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  In connection with such approvals, the Trustees must request and evaluate, and the investment advisor is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.  Consistent with these responsibilities, the Board of Trustees (the “Board”) met in person on September 30, 2007 to, among other things, review and consider the approval of the continuation of the Investment Advisory Agreement by and between the Trust on behalf of the Fund and the Advisor (the “Advisory Agreement”).

In preparation for the meeting, the Board requested and reviewed a wide variety of materials provided by the Advisor, including information about its personnel and operations.  The Board also received comparative data produced by third parties, including Morningstar and Lipper.  This information is in addition to the detailed information about the Fund that the Board reviewed during the course of the year, including information that related to Fund operations and Fund performance.  The Board also received a memorandum from counsel regarding the responsibilities of the Board for the approval of the continuation of the Advisory Agreement.  In addition, the Independent Trustees received advice from counsel in executive session outside the presence of Fund management and participated in a question and answer session with the Advisor.

As part of the renewal process and ongoing oversight of the advisory relationship, counsel sent an information request letter to the Advisor seeking certain relevant information.  The responses by the Advisor were provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.

At the September 30, 2007 meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year period.  The Board’s approval was based on consideration and evaluation of the information and material provided to the Board and a variety of specific factors discussed at those meetings and at prior meetings, including:

1.

the nature, extent and quality of the services provided to the Fund under the Advisory Agreement;

2.

the Fund’s investment performance and how it compared to that of certain other comparable mutual funds;

3.

the Fund’s expenses and how those expenses compared to those of certain other comparable mutual funds;

4.

the profitability of the Advisor with respect to the Fund, including both direct and indirect benefits accruing to the Advisor; and

5.

the extent to which economies of scale would be realized as the Fund grows, and whether fee level in the Advisory Agreement reflects those economies of scale for the benefit of the Fund’s investors.

Nature, Extent and Quality of Services.  The Board considered the nature, extent and quality of the services provided by the Advisor to the Fund and the resources of the Advisor.  In this regard, the Board evaluated, among other things, the Advisor’s personnel, experience, performance history and compliance program.  In particular, the Board noted the Advisor’s expertise in managing a portfolio of securities many of which are thinly traded, especially with regard to the 1940 Act’s restrictions on illiquid securities holdings.  The Board noted the recent expansion of the Advisor’s personnel by hiring Mr. Robert Johnson and his experience within the mutual fund industry, particularly within the finance and energy sectors of the market, that he will bring to the Advisor in its service to the Fund.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the Advisor to the Fund supported renewal of the Advisory Agreement.

Fund Performance.  The Board considered fund performance in determining whether to renew the Advisory Agreement.  Specifically, the Board considered the Fund’s performance relative to a peer group of other mutual funds and appropriate indices/benchmarks, in light of total return, yield and market trends.  As part of this review, the Board considered the composition of the peer groups, selection criteria and the reputation of the third party who prepared the peer group analysis.  In evaluating the performance of the Fund, the Board considered both market risk and shareholder risk expectations for the Fund and whether, irrespective of relative performance, the Advisor’s absolute performance was consistent with expectations for its investment methodology.  The Board further considered the level of Fund performance in the context of its review of Fund expenses and the Advisor’s profitability discussed below.  The Board noted the fact that the small cap market generally has been under market pressuring during the prior six-month period, but the Fund’s performance has remained good.  The Board noted the Fund’s performance over the prior five year period and its ranking among its peer group.  The Board considered Mr. Sullivan’s statement that such five year performance and ranking has and will continue to be play a significant role in the Advisor’s ability to grow the Fund’s assets.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Advisory Agreement.

Fund Expenses.  With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Advisory Agreement, and the Fund’s expense ratio, in each case, in comparison to those of other comparable mutual funds, such peer groups and comparisons having been selected and calculated by an independent third party.  The Trustees noted the Advisor had achieved significant growth of the Fund’s assets while maintaining its expense ratio, and that the Fund’s expense ratio remains competitive.  Although the Board noted that certain of the peer group funds maintained slightly lower expense ratios, such advisors were often part of a larger organization which may absorb some or all of such advisor’s expenses.  The Board also noted the Advisor’s continued willingness to cap Fund expenses through an expense limitation agreement with respect to the Fund’s Class A shares.  Following its evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Advisory Agreement.

Profitability.  With regard to profitability, the Board considered the compensation flowing to the Advisor and reviewed management’s financial statements.  The Board considered whether the levels of compensation and profitability under the Advisory Agreement was reasonable and justified in light of the quality of all services rendered to the Fund.  Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the Advisor is reasonable and supported renewal of the Advisory Agreement.

Economies of Scale.  The Board considered the absence of any economies of scale and noted that given the size of the Fund and the fact that the Fund is the only fund managed by the Advisor at this time, there are no such economies to be passed along to shareholders.  However, the Trustees noted that they would continue to monitor the growth in assets of the Fund and any future series of the Trust that may be advised by the Advisor and asked the Advisor to continue to monitor the Fund’s expenses and asset size in connection with determining when economies of scale may allow develop which may be passed along to shareholders if deemed advisable under the circumstances.  The Board considered that the Advisor, through its Expense Limitation Agreement with the Fund, has committed resources to minimize the effects on shareholders of diseconomies of scale during periods when fund assets are relatively small.

In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.  Based on the independent Trustees’ deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the independent Trustees have considered to be relevant in the exercise of their reasonable judgment.

Investment Adviser:

Satuit Capital Management, LLC.

2807 Gaston Gate

Mt. Pleasant, SC 29466

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Fund Counsel:

Blank Rome LLP

405 Lexington Avenue

New York, NY 10174

Transfer Agent:

For account information, wire purchase or
redemptions, call or write to Satuit Capital Micro
Cap Fund’s Transfer Agent:

Fund Services, Inc.

Post Office Box 26305

Richmond, Virginia 23260

(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information,
investment plans, and other shareholder services,
call Commonwealth Shareholder Service at
(800) 567-4030 Toll Free.  Fund information is also available online at
www.satuitcapital.com

LOGO

Annual Report to Shareholders

SATUIT CAPITAL MICRO CAP FUND

A series of
Satuit Capital Management Trust

For the Year Ended
October 31, 2007

ITEM 2.

CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report,  the Registrant’s  Board of Directors has determined that the Registrant has at least one audit committee financial  expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are  “independent,”  as defined by this Item 3.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $16,500 for 2007 and $12,000 for 2006.

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2006.

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2007 and $2,500 for 2006.

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2007 and $0 for 2006.

(e)(1)

Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Satuit Capital Micro Cap Fund.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)

NA

(c)

100%

(d)

NA

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2007 and $0 for 2006.

(h)

Not applicable.  The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

[RESERVED]

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)

There  were no  changes  in the  registrant’s  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d))  that occurred during the registrant’s  last fiscal half-year (the registrant’s  second fiscal  half-year in the case of an annual report) that has materially  affected, or is reasonably  likely  to  materially  affect, the registrant’s internal control over financial reporting.

ITEM 12.

EXHIBITS.

(a)(1)

Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  October 14, 2008

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  October 14, 2008

*

Print the name and title of each signing officer under his or her signature.

SECTION 906 CERTIFICATION

Pursuant to 18 U.S.C.  ss.1350,  the undersigned  officer of Satuit Capital Management Trust (the “Company”),  hereby  certifies,  to the best of his or her knowledge,  that the Company’s Report on Form N-CSR for the period ended October 31, 2007 (the “Report”) fully complies with the requirements of Section 13(a) or 15(d),  as  applicable,  of the Securities and Exchange Act of 1934 and that the information  contained in the Report fairly presents,  in all material respects, the financial condition and results of operations of the Company.

Dated:

October 14, 2008

Name:

/s/ Robert J. Sullivan

______________________

Robert J. Sullivan

Title:

Chairman, President and Treasurer

This certification is being furnished solely pursuant to 18 U.S.C. ss. 1350 and is not  being  filed as a part of the  Report  or as a  separate  disclosure document.

CERTIFICATIONS

I, Robert J. Sullivan, Principal Executive Officer of Satuit Capital Management Trust, certify that:

1.

I have reviewed this report on Form N-CSR of the Satuit Capital Micro Cap Fund;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:  October 14, 2008

/s/ Robert J. Sullivan

-------------------------

Robert J. Sullivan

Principal Executive Officer of Satuit Capital Management Trust

CERTIFICATIONS

I, Robert J. Sullivan, Principal Financial Officer of Satuit Capital Management Trust, certify that:

1.

I have reviewed this report on Form N-CSR of the Satuit Capital Micro Cap Fund;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:  October 14, 2008

/s/ Robert J. Sullivan

-----------------------------

Robert J. Sullivan

Principal Financial Officer of Satuit Capital Management Trust

SATUIT CAPITAL MANAGEMENT TRUST

CODE OF ETHICS FOR SENIOR OFFICERS

Preamble

Section 406 of the Sarbanes-Oxley Act of 2002 directs that rules be adopted disclosing whether a company has a code of ethics for senior financial officers.  The U.S. Securities and Exchange Commission (the “SEC”) has adopted rules requiring annual disclosure of an investment company’s code of ethics applicable to the company’s principal executive as well as principal financial officers, if such a code has been adopted.  In response, Satuit Capital Management Trust(the “Company”) has adopted this Code of Ethics (the “Code”).

Statement of Policy

It is the obligation of the senior officers of the Company to provide full, fair, timely and comprehensible disclosure--financial and otherwise--to Company shareholders, regulatory authorities and the general public.  In fulfilling that obligation, senior officers must act ethically, honestly and diligently.  This Code is intended to enunciate guidelines to be followed by persons who serve the Company in senior officer positions.  No Code of Ethics can address every situation that a senior officer might face; however, as a guiding principle, senior officers should strive to implement the spirit as well as the letter of applicable laws, rules and regulations, and to provide the type of clear and complete disclosure and information Company shareholders have a right to expect.

The purpose of this Code of Ethics is to promote high standards of ethical conduct by Covered Persons (as defined below) in their capacities as officers of the Company, to instruct them as to what is considered to be inappropriate and unacceptable conduct or activities for officers and to prohibit such conduct or activities.  This Code supplements other policies that the Company and its adviser has adopted or may adopt in the future with which Company officers are also required to comply (e.g., code of ethics relating to personal trading and conduct).

Covered Persons

This Code of Ethics applies to those persons appointed by the Company’s Board of Directors as Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions.

Promotion of Honest and Ethical Conduct

In serving as an officer of the Company, each Covered Person must maintain high standards of honesty and ethical conduct and must encourage his colleagues who provide services to the Company, whether directly or indirectly, to do the same.

Each Covered Person understands that as an officer of the Company, he has a duty to act in the best interests of the Company and its shareholders.  The interests of the Covered Person’s personal interests should not be allowed to compromise the Covered Person from fulfilling his duties as an officer of the Company.

If a Covered Person believes that his personal interests are likely to materially compromise his objectivity or his ability to perform the duties of his role as an officer of the Company, he should consult with the Company’s chief legal officer or outside counsel.  Under appropriate circumstances, a Covered Person should also consider whether to present the matter to the Directors of the Company or a committee thereof.

No Covered Person shall suggest that any person providing, or soliciting to be retained to provide, services to a Company give a gift or an economic benefit of any kind to him in connection with the person’s retention or the provision of services.

Promotion of Full, Fair, Accurate, Timely and Understandable Disclosure

No Covered Person shall create or further the creation of false or misleading information in any SEC filing or report to Company shareholders.  No Covered Person shall conceal or fail to disclose information within the Covered Person’s possession legally required to be disclosed or necessary to make the disclosure made not misleading.  If a Covered Person shall become aware that information filed with the SEC or made available to the public contains any false or misleading information or omits to disclose necessary information, he shall promptly report it to Company counsel, who shall advise such Covered Person whether corrective action is necessary or appropriate.

Each Covered Person, consistent with his responsibilities, shall exercise appropriate supervision over, and shall assist, Company service providers in developing financial information and other disclosure that complies with relevant law and presents information in a clear, comprehensible and complete manner.  Each Covered Person shall use his best efforts within his area of expertise to assure that Company reports reveal, rather than conceal, the Company’s financial condition.

Each Covered Person shall seek to obtain additional resources if he believes that available resources are inadequate to enable the Company to provide full, fair and accurate financial information and other disclosure to regulators and Company shareholders.

Each Covered Person shall inquire of other Company officers and service providers, as appropriate, to assure that information provided is accurate and complete and presented in an understandable format using comprehensible language.

Each Covered Person shall diligently perform his services to the Company, so that information can be gathered and assessed early enough to facilitate timely filings and issuance of reports and required certifications.

Promotion of Compliance with Applicable Government Laws, Rules and Regulations

Each Covered Person shall become and remain knowledgeable concerning the laws and regulations relating to the Company and its operations and shall act with competence and due care in serving as an officer of the Company.  Each Covered Person with specific responsibility for financial statement disclosure will become and remain knowledgeable concerning relevant auditing standards, generally accepted accounting principles, FASB pronouncements and other accounting and tax literature and developments.

Each Covered Person shall devote sufficient time to fulfilling his responsibilities to the Company.

Each Covered Person shall cooperate with the Company’s independent auditors, regulatory agencies and internal auditors in their review or inspection of the Company and its operations.

No Covered Person shall knowingly violate any law or regulation relating to the Company or their operations or seek to illegally circumvent any such law or regulation.

No Covered Person shall engage in any conduct involving dishonesty, fraud, deceit or misrepresentation involving the Company or their operations.

Promoting Prompt Internal Reporting of Violations

Each Covered Person shall promptly report his own violations of this Code and violations by other Covered Persons of which he is aware to the Chairman of the Company’s Audit Committee.

Any requests for a waiver from or an amendment to this Code shall be made to the Chairman of the Company’s Audit Committee.  All waivers and amendments shall be disclosed as required by law.

Sanctions

Failure to comply with this Code will subject the violator to appropriate sanctions, which will vary based on the nature and severity of the violation.  Such sanctions may include censure, suspension or termination of position as an officer of the Company.  Sanctions shall be imposed by the Company’s Audit Committee, subject to review by the entire Board of Directors of the Company.

Each Covered Person shall be required to certify annually whether he has complied with this Code.

No Rights Created

This Code of Ethics is a statement of certain fundamental principles, policies and procedures that govern the Company’s senior officers in the conduct of the Company’s business.  It is not intended to and does not create any rights in any employee, investor, supplier, competitor, shareholder or any other person or entity.

Recordkeeping

The Company will maintain and preserve for a period of not less than six (6) years from the date such action is taken, the first two (2) years in an easily accessible place, a copy of the information or materials supplied to the Board (1) that provided the basis for any amendment or waiver to this Code and (2) relating to any violation of the Code and sanctions imposed for such violation, together with a written record of the approval or action taken by the Board.

Amendments

The Directors will make and approve such changes to this Code of Ethics as they deem necessary or appropriate to effectuate the purposes of this Code.

Dated:  January 10, 2008

CODE OF ETHICS FOR SENIOR OFFICERS

I HEREBY CERTIFY THAT:

(1)

I have read and I understand the Code of Ethics for Senior Officers adopted by Satuit Capital Management Trust (the “Code of Ethics”);

(2)

I recognize that I am subject to the Code of Ethics;

(3)

I have complied with the requirements of the Code of Ethics during the calendar year ending December 31, 2007; and

(4)

I have reported all violations of the Code of Ethics required to be reported pursuant to the requirements of the Code during the calendar year ending December 31, 2007.

Set forth below exceptions to items (3) and (4), if any:

Name:

/s/ Robert J. Sullivan

Date:

01-10-08

-----------------------------

Robert J. Sullivan

Chairman and Treasurer